Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 695,137	$ 641,610	$ 1,369,989	$ 1,261,735
Top client
Disaggregation of Revenue [Line Items]
Revenue	89,565	90,526	189,559	156,344
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	166,772	168,305	336,285	329,402
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	87,725	98,901	166,499	194,132
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	139,086	115,305	274,748	228,388
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 211,989	$ 168,573	$ 402,898	$ 353,469